EQUITY METHOD INVESTMENTS (Schedule of Equity Method Investments) (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Jul. 31, 2015	Dec. 28, 2012
MD Anderson Cancer Center Proton Therapy Center [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment			45.41%
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Voting interest acquired		14.34%
Equity interest in equity method investment			44.55%
Purchase price of entity		¥ 30,063	¥ 201,176
PTC GP Management LLC [Member]
Schedule of Equity Method Investments [Line Items]
Voting interest acquired		17.07%
Equity interest in equity method investment			45.00%
Maximum voting percentage required to pass resolution	50.00%
General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment			1.00%